Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, is comprised of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Building	15,572	15,121
Office equipment, furniture and fixtures	165,802	129,117
Motor vehicles	19,206	13,877
Leasehold improvements	34,969	21,897
Total	235,549	180,012
Less: Accumulated depreciation	(197,530)	(155,335)
Construction in progress	53,640	53,640
	91,659	78,317